Commitments and contingencies - Other commitments (Details) - Contractual obligations $ in Thousands	Dec. 31, 2021 USD ($)
2022
Disclosure of other provisions [line items]
Other commitments	$ 69,422
2023
Disclosure of other provisions [line items]
Other commitments	38,652
2024
Disclosure of other provisions [line items]
Other commitments	9,464
2025
Disclosure of other provisions [line items]
Other commitments	1,283
2026
Disclosure of other provisions [line items]
Other commitments	539
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 2,194